Reinsurance (Tables)	12 Months Ended
Dec. 31, 2015
Net Exposure to Reinsurance Receivables and Recoverable

The following table shows the net exposure to reinsurance receivables and recoverable at December 31:

	2015	2014
Reinsurance receivables	$50	60
Reinsurance recoverable	3,596	3,091
Reinsurance payables	(34)	(60)

Net reinsurance exposure	$3,612	3,091